Debt (Details) (USD $)	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	May 22, 2009	Apr. 28, 2010 Ten Year Unsecured Notes [Member]	Sep. 30, 2011 Ten Year Unsecured Notes [Member]	Dec. 31, 2010 Ten Year Unsecured Notes [Member]	Apr. 28, 2010 Thirty Year Unsecured Notes [Member]	Sep. 30, 2011 Thirty Year Unsecured Notes [Member]	Dec. 31, 2010 Thirty Year Unsecured Notes [Member]	Sep. 30, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	May 22, 2009 Convertible Debt [Member]	Sep. 30, 2011 Mandatory Convertible Bonds [Member]	Dec. 31, 2010 Mandatory Convertible Bonds [Member]	Sep. 30, 2010 Mandatory Convertible Bonds [Member]	Apr. 20, 2010 Revolving Credit Facility [Member]	Sep. 30, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Apr. 20, 2010 Revolving Credit Facility [Member]	Mar. 31, 2011 First Rand Bank Limited [Member]	Sep. 30, 2011 First Rand Bank Limited [Member]
Convertible Bond Derivative Liability Roll Forward [Abstract]
Balance at beginning of period	$ 176,000,000	$ 175,000,000	$ 142,200,000
Non-hedge derivative (gain)/loss on convertible bonds	(98,000,000)	1,000,000
Balance at end of period	78,000,000	176,000,000	142,200,000
Line Of Credit Facility [Abstract]
Coupon rate [Percent]					5.375%	5.375%		6.50%	6.50%			3.50%			6.00%
Undrawn Facility	1,000,000,000	950,000,000															1,000,000,000	950,000,000
Debt Instrument [Abstract]
Total Offering	1,000,000,000	1,000,000,000			700,000,000	700,000,000		300,000,000	300,000,000	732,500,000		732,500,000	789,000,000
Unamortized discount	(6,000,000)	(6,000,000)			(1,000,000)	(1,000,000)		(5,000,000)	(5,000,000)
Total Drawn Facility	0	50,000,000															0	50,000,000
Line of credit facility debt repaid																	150,000,000
Accrued interest	26,000,000	12,000,000			17,000,000	8,000,000		9,000,000	4,000,000	9,000,000	3,000,000		2,000,000	2,000,000
Line of credit facility debt drawn down																	100,000,000
Unsecured Debt [Abstract]
Total carrying value	1,020,000,000	1,006,000,000			716,000,000	707,000,000		304,000,000	299,000,000	659,000,000	633,000,000		771,000,000	874,000,000
Line Of Credit Facility Maximum Borrowing Capacity	1,000,000,000	1,000,000,000															1,000,000,000	1,000,000,000	1,000,000,000
Long-term debt duration (years)				10-year			30-year			5-year						4-year
Interest Rate [Percent]																	LIBOR + 1.75	LIBOR + 1.75			JIBAR plus 0.95 percent
Commitment Fee Percentage																	0.70%	0.70%
Short-term debt repaid																				99,000,000
Debt Instrument, Convertible, Conversion Price Per Share												$ 47.6126
Senior unsecured fixed rate bonds										650,000,000	630,000,000
Long-term Debt, Fair Value	769,000,000	872,000,000											769,000,000	872,000,000
Long Term Debt Other Disclosures [Abstract]
Debt Instrument, Convertible, Conversion Price Per share										100,000
Debt Instrument Convertible If Converted Value In Excess Of Principal										$ 130,000
Convertible Debt, Dealing Days										20 consecutive dealing days
Convertible Debt Notice Period (Number of days)										five days
Mandatory Convertible Bond Maximum Number Of Shares On Conversion [number of shares]													18,140,000
Mandatory Convertible Bond Minimum Share Price On Conversion (USD Per Share)													$ 43.5
Mandatory Convertible Bond Minimum Number Of Shares On Conversion [number of shares]													14,511,937
Mandatory Convertible Bond Maximum Share Price On Conversion (USD Per Share)													$ 54.375
Mandatory Convertible Bond Share Price At Period End (USD Per Share)													$ 41.36